GOF P-4 04/09

                  SUPPLEMENT DATED APRIL 1, 2009
               TO THE CURRENTLY EFFECTIVE PROSPECTUS
                    OF EACH OF THE LISTED FUNDS

             FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                FRANKLIN CALIFORNIA TAX-FREE TRUST
         Franklin California Insured Tax-Free Income Fund
    Franklin California Intermediate-Term Tax-Free Income Fund
             Franklin California Tax-Exempt Money Fund

                   FRANKLIN CAPITAL GROWTH FUND

                     FRANKLIN CUSTODIAN FUNDS
                      Franklin DynaTech Fund
                       Franklin Growth Fund
                       Franklin Income Fund
             Franklin U.S. Government Securities Fund
                      Franklin Utilities Fund

               FRANKLIN FEDERAL TAX-FREE INCOME FUND

                       FRANKLIN GLOBAL TRUST
                 Franklin Global Real Estate Fund
                Franklin International Growth Fund
           Franklin International Small Cap Growth Fund
                  Franklin Large Cap Equity Fund

              FRANKLIN GOLD AND PRECIOUS METALS FUND

                    FRANKLIN HIGH INCOME TRUST
                     Franklin High Income Fund

                FRANKLIN INVESTORS SECURITIES TRUST
        Franklin Adjustable U.S. Government Securities Fund
                      Franklin Balanced Fund
               Franklin Convertible Securities Fund
                    Franklin Equity Income Fund
             Franklin Floating Rate Daily Access Fund
     Franklin Limited Maturity U.S. Government Securities Fund
              Franklin Low Duration Total Return Fund
                     Franklin Real Return Fund
                    Franklin Total Return Fund

                      FRANKLIN MANAGED TRUST
                  Franklin Rising Dividends Fund

                FRANKLIN MUNICIPAL SECURITIES TRUST
           Franklin California High Yield Municipal Fund
              Franklin Tennessee Municipal Bond Fund

                   FRANKLIN MUTUAL RECOVERY FUND

                   FRANKLIN MUTUAL SERIES FUNDS
                        Mutual Beacon Fund
                       Mutual Discovery Fund
                       Mutual European Fund
                  Mutual Financial Services Fund
                       Mutual Qualified Fund
                        Mutual Shares Fund

              FRANKLIN NEW YORK TAX-FREE INCOME FUND

                 FRANKLIN NEW YORK TAX-FREE TRUST
          Franklin New York Insured Tax-Free Income Fund
     Franklin New York Intermediate-Term Tax-Free Income Fund
              Franklin New York Tax-Exempt Money Fund

               FRANKLIN REAL ESTATE SECURITIES TRUST
               Franklin Real Estate Securities Fund

               FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                     FRANKLIN STRATEGIC SERIES
               Franklin Biotechnology Discovery Fund
                   Franklin Flex Cap Growth Fund
                 Franklin Focused Core Equity Fund
                Franklin Growth Opportunities Fund
                  Franklin Natural Resources Fund
                Franklin Small-Mid Cap Growth Fund
                  Franklin Small Cap Growth Fund
                  Franklin Strategic Income Fund

                      FRANKLIN TAX-FREE TRUST
               Franklin Alabama Tax-Free Income Fund
               Franklin Arizona Tax-Free Income Fund
              Franklin Colorado Tax-Free Income Fund
             Franklin Connecticut Tax-Free Income Fund
               Franklin Double Tax-Free Income Fund
      Franklin Federal Intermediate-Term Tax-Free Income Fund
        Franklin Federal Limited-Term Tax-Free Income Fund
               Franklin Florida Tax-Free Income Fund
               Franklin Georgia Tax-Free Income Fund
             Franklin High Yield Tax-Free Income Fund
               Franklin Insured Tax-Free Income Fund
              Franklin Kentucky Tax-Free Income Fund
              Franklin Louisiana Tax-Free Income Fund
              Franklin Maryland Tax-Free Income Fund
            Franklin Massachusetts Tax-Free Income Fund
              Franklin Michigan Tax-Free Income Fund
              Franklin Minnesota Tax-Free Income Fund
              Franklin Missouri Tax-Free Income Fund
             Franklin New Jersey Tax-Free Income Fund
           Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Tax-Free Income Fund
               Franklin Oregon Tax-Free Income Fund
            Franklin Pennsylvania Tax-Free Income Fund
              Franklin Virginia Tax-Free Income Fund

             FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
          Franklin Templeton 2015 Retirement Target Fund
          Franklin Templeton 2025 Retirement Target Fund
          Franklin Templeton 2035 Retirement Target Fund
          Franklin Templeton 2045 Retirement Target Fund
            Franklin Templeton Conservative Target Fund
           Franklin Templeton Corefolio Allocation Fund
         Franklin Templeton Founding Funds Allocation Fund
               Franklin Templeton Growth Target Fund
              Franklin Templeton Moderate Target Fund
          Franklin Templeton Perspectives Allocation Fund

                  FRANKLIN TEMPLETON GLOBAL TRUST
               Franklin Templeton Hard Currency Fund

              FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Franklin India Growth Fund
             Templeton Foreign Smaller Companies Fund
                 Templeton Global Long-Short Fund

                  FRANKLIN VALUE INVESTORS TRUST
                    Franklin All Cap Value Fund
              Franklin Balance Sheet Investment Fund
                   Franklin Large Cap Value Fund
                   Franklin MicroCap Value Fund
                    Franklin MidCap Value Fund
                   Franklin Small Cap Value Fund

                    TEMPLETON CHINA WORLD FUND

                TEMPLETON DEVELOPING MARKETS TRUST

                          TEMPLETON FUNDS
                      Templeton Foreign Fund
                       Templeton World Fund

                 TEMPLETON GLOBAL INVESTMENT TRUST
                        Templeton BRIC Fund
             Templeton Emerging Markets Small Cap Fund
                       Templeton Income Fund
                  Templeton Frontier Markets Fund

               TEMPLETON GLOBAL OPPORTUNITIES TRUST

              TEMPLETON GLOBAL SMALLER COMPANIES FUND

                    TEMPLETON GROWTH FUND, INC.

                      TEMPLETON INCOME TRUST
                    Templeton Global Bond Fund
                Templeton Global Total Return Fund
                 Templeton International Bond Fund

The Prospectus is amended as follows:

I. The following is added to the "Exchanging Shares - Exchange
Privilege" section:

In certain comprehensive fee or advisory programs that hold Class
A shares, at the discretion of the financial intermediary, you may exchange to Advisor Class shares or Class Z shares.

II. The first paragraph of the "Other dealer compensation" section under "Account Policies" is replaced with the following three paragraphs:

OTHER DEALER AND FINANCIAL INTERMEDIARY COMPENSATION. Distributors may make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain dealers who have sold shares of the Franklin Templeton mutual funds. In the case of any one dealer, marketing support payments will not exceed the sum of 0.08% of that dealer's current year's total sales of Franklin Templeton mutual funds, and 0.05% (or 0.03%) of the total assets of equity (or fixed income) funds attributable to that dealer, on an annual basis. Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S. persons, may exceed this limitation. Distributors makes these payments in connection with the qualifying dealers' efforts to educate financial advisors about the Franklin Templeton funds. Any current year sales to, or assets held on behalf of, Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin
Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

A number of factors will be considered in determining these payments, including the qualifying dealer or financial intermediary's sales, assets and redemption rates, the nature and quality of any servicing provided by the financial intermediary, and the quality of the dealer or financial intermediary's relationship with Distributors. Distributors will, on an annual basis, determine the advisability of continuing these payments. These payments may be in addition to any shareholder servicing fees paid by the Fund's transfer agent from payments it receives under its agreement with the Fund.

III. For the Templeton Global Smaller Companies Fund, the first paragraph of the "Goals and Strategies - Main Investment
Strategies" section on page 2 is replaced with the following:

Under normal market conditions, the Fund invests mainly in the equity securities of smaller companies located anywhere in the world. The Fund may invest a significant amount of its assets in the securities of emerging markets. The Fund will invest its assets in issuers located in at least three different countries (including the U.S.). The Fund will invest, under normal circumstances, at least 80% of its net assets in securities of such smaller companies. Shareholders will be given 60 days' advance notice of any change to the 80% policy regarding investment in smaller companies. Under unusual circumstances and on a temporary basis, including times during which the Fund may experience large cash inflows, the Fund may invest in securities of issuers that would not be considered "smaller companies."

         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.








GOF SA-4 04/09

                  SUPPLEMENT DATED APRIL 1, 2009
  TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                    OF EACH OF THE LISTED FUNDS

             FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

                FRANKLIN CALIFORNIA TAX-FREE TRUST
         Franklin California Insured Tax-Free Income Fund
    Franklin California Intermediate-Term Tax-Free Income Fund
             Franklin California Tax-Exempt Money Fund

                   FRANKLIN CAPITAL GROWTH FUND

                     FRANKLIN CUSTODIAN FUNDS
                      Franklin DynaTech Fund
                       Franklin Growth Fund
                       Franklin Income Fund
             Franklin U.S. Government Securities Fund
                      Franklin Utilities Fund

               FRANKLIN FEDERAL TAX-FREE INCOME FUND

                       FRANKLIN GLOBAL TRUST
                 Franklin Global Real Estate Fund
                Franklin International Growth Fund
           Franklin International Small Cap Growth Fund
                  Franklin Large Cap Equity Fund

              FRANKLIN GOLD AND PRECIOUS METALS FUND

                    FRANKLIN HIGH INCOME TRUST
                     Franklin High Income Fund

                FRANKLIN INVESTORS SECURITIES TRUST
        Franklin Adjustable U.S. Government Securities Fund
                      Franklin Balanced Fund
               Franklin Convertible Securities Fund
                    Franklin Equity Income Fund
             Franklin Floating Rate Daily Access Fund
     Franklin Limited Maturity U.S. Government Securities Fund
              Franklin Low Duration Total Return Fund
                     Franklin Real Return Fund
                    Franklin Total Return Fund

                      FRANKLIN MANAGED TRUST
                  Franklin Rising Dividends Fund

                FRANKLIN MUNICIPAL SECURITIES TRUST
           Franklin California High Yield Municipal Fund
              Franklin Tennessee Municipal Bond Fund

                   FRANKLIN MUTUAL RECOVERY FUND

                   FRANKLIN MUTUAL SERIES FUNDS
                        Mutual Beacon Fund
                       Mutual Discovery Fund
                       Mutual European Fund
                  Mutual Financial Services Fund
                       Mutual Qualified Fund
                        Mutual Shares Fund

              FRANKLIN NEW YORK TAX-FREE INCOME FUND

                 FRANKLIN NEW YORK TAX-FREE TRUST
          Franklin New York Insured Tax-Free Income Fund
     Franklin New York Intermediate-Term Tax-Free Income Fund
              Franklin New York Tax-Exempt Money Fund

               FRANKLIN REAL ESTATE SECURITIES TRUST
               Franklin Real Estate Securities Fund

               FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                     FRANKLIN STRATEGIC SERIES
               Franklin Biotechnology Discovery Fund
                   Franklin Flex Cap Growth Fund
                 Franklin Focused Core Equity Fund
                Franklin Growth Opportunities Fund
                  Franklin Natural Resources Fund
                Franklin Small-Mid Cap Growth Fund
                  Franklin Small Cap Growth Fund
                  Franklin Strategic Income Fund

                      FRANKLIN TAX-FREE TRUST
               Franklin Alabama Tax-Free Income Fund
               Franklin Arizona Tax-Free Income Fund
              Franklin Colorado Tax-Free Income Fund
             Franklin Connecticut Tax-Free Income Fund
               Franklin Double Tax-Free Income Fund
      Franklin Federal Intermediate-Term Tax-Free Income Fund
        Franklin Federal Limited-Term Tax-Free Income Fund
               Franklin Florida Tax-Free Income Fund
               Franklin Georgia Tax-Free Income Fund
             Franklin High Yield Tax-Free Income Fund
               Franklin Insured Tax-Free Income Fund
              Franklin Kentucky Tax-Free Income Fund
              Franklin Louisiana Tax-Free Income Fund
              Franklin Maryland Tax-Free Income Fund
            Franklin Massachusetts Tax-Free Income Fund
              Franklin Michigan Tax-Free Income Fund
              Franklin Minnesota Tax-Free Income Fund
              Franklin Missouri Tax-Free Income Fund
             Franklin New Jersey Tax-Free Income Fund
           Franklin North Carolina Tax-Free Income Fund
                Franklin Ohio Tax-Free Income Fund
               Franklin Oregon Tax-Free Income Fund
            Franklin Pennsylvania Tax-Free Income Fund
              Franklin Virginia Tax-Free Income Fund

             FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
          Franklin Templeton 2015 Retirement Target Fund
          Franklin Templeton 2025 Retirement Target Fund
          Franklin Templeton 2035 Retirement Target Fund
          Franklin Templeton 2045 Retirement Target Fund
            Franklin Templeton Conservative Target Fund
           Franklin Templeton Corefolio Allocation Fund
         Franklin Templeton Founding Funds Allocation Fund
               Franklin Templeton Growth Target Fund
              Franklin Templeton Moderate Target Fund
          Franklin Templeton Perspectives Allocation Fund

                  FRANKLIN TEMPLETON GLOBAL TRUST
               Franklin Templeton Hard Currency Fund

              FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Franklin India Growth Fund
             Templeton Foreign Smaller Companies Fund
                 Templeton Global Long-Short Fund

                  FRANKLIN VALUE INVESTORS TRUST
                    Franklin All Cap Value Fund
              Franklin Balance Sheet Investment Fund
                   Franklin Large Cap Value Fund
                   Franklin MicroCap Value Fund
                    Franklin MidCap Value Fund
                   Franklin Small Cap Value Fund

                    TEMPLETON CHINA WORLD FUND

                TEMPLETON DEVELOPING MARKETS TRUST

                          TEMPLETON FUNDS
                      Templeton Foreign Fund
                       Templeton World Fund

                 TEMPLETON GLOBAL INVESTMENT TRUST
                        Templeton BRIC Fund
             Templeton Emerging Markets Small Cap Fund
                       Templeton Income Fund
                  Templeton Frontier Markets Fund

               TEMPLETON GLOBAL OPPORTUNITIES TRUST

              TEMPLETON GLOBAL SMALLER COMPANIES FUND

                    TEMPLETON GROWTH FUND, INC.

                      TEMPLETON INCOME TRUST
                    Templeton Global Bond Fund
                Templeton Global Total Return Fund
                 Templeton International Bond Fund


The Statement of Additional Information is amended as follows:

1. "Buying and Selling Shares - Initial Sales Charges -
Retirement plans" is revised to add the following after "Class A shares at NAV are available for:

Employer Sponsored Retirement Plans that invest indirectly in Fund shares through Fund omnibus accounts registered to a financial intermediary

2. The "Dealer Compensation" section under "Buying and Selling
Shares" is replaced with the following:

DEALER AND FINANCIAL INTERMEDIARY COMPENSATION Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the Fund's prospectus.

Distributors may pay the following commissions to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more: 1% (for funds with a maximum initial sales charge of 5.75%) and 0.75% (for funds with a maximum initial sales charge less than 5.75%) on sales of $1 million or more but less than $4 million, plus 0.50% on sales of $4 million or more but less than $50 million, plus 0.25% on sales of $50 million or more. Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 18 months of the calendar month of purchase. Other conditions may apply. Other terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the securities dealer.

In addition to the sales charge payments described above and the distribution and service (12b-1) fees described below under "The
Underwriter - Distribution and service (12b-1) fees,"
Distributors and/or its non-fund affiliates may make the following additional payments to securities dealers that sell shares of Franklin Templeton funds:

MARKETING SUPPORT PAYMENTS. Distributors may make payments to certain dealers who are holders or dealers of record for accounts in one or more of the Franklin Templeton funds. Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of a portion of these marketing support payments. A dealer's marketing support services may include business planning assistance, advertising, educating dealer personnel about the Franklin Templeton funds and shareholder financial planning needs, placement on the dealer's list of offered funds, and access to sales meetings, sales representatives and management representatives of the dealer. Distributors compensates dealers differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing and educational activities provided by the dealer. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event. Distributors will, on an annual basis, determine whether to continue such payments. In the case of any one dealer, marketing support payments will not exceed the sum of 0.08% of that dealer's current year's total sales of Franklin Templeton mutual funds and 0.05% (or 0.03%) of the total assets respectively, of equity or fixed income funds attributable to that dealer, on an annual basis. Any current year sales to, or assets held on behalf of, Employer Sponsored Retirement Plans for which payment is made to a financial intermediary pursuant to the following paragraph will be excluded from the calculation of marketing support payments pursuant to this paragraph.

Distributors and/or its non-fund affiliates may also make marketing support payments to financial intermediaries in connection with their activities that are intended to assist in the sale of shares of Franklin Templeton funds, directly or indirectly, to certain Employer Sponsored Retirement Plans that have retained such financial intermediaries as plan service providers. Consistent with the provisions and limitations set forth in its Rule 12b-1 distribution plans, the Fund may reimburse Distributors for the cost of a portion of these marketing support payments. Payments may be made on account of activities that may include, but are not limited to, one or more of the following: business planning assistance for financial intermediary personnel, educating financial intermediary personnel about the Franklin Templeton funds, access to sales meetings, sales representatives, wholesalers, and management representatives of the financial intermediary, and detailed sales reporting. A financial intermediary may perform the services itself or may arrange with a third party to perform the services. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton equity or fixed income mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis. Distributors will, on an annual basis, determine whether to continue such payments.

Marketing support payments may be in addition to any servicing fees paid by Investor Services and reimbursed by the Fund, as described further under "Shareholder servicing and transfer agent" above.

As noted below, Distributors may make additional payments to dealers, including dealers not listed below, related to ticket charges and various dealer-sponsored events intended to educate financial advisors and their clients about the Franklin Templeton funds. The following is a list of FINRA member broker-dealers (including their respective affiliates) receiving marketing support payments as of November 30, 2008. In addition to member firms of FINRA, Distributors and/or its non-fund affiliates also makes marketing support and/or administrative services payments to certain other financial intermediaries that sell fund shares or provide services to Franklin Templeton funds and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list. You should ask your financial intermediary if it receives such payments.

American Portfolios Financial Services, Inc., Ameriprise Financial Services, Inc., Associated Securities Corp., AXA Advisors, LLC, Banc of America Investment Services, Inc., Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., Capital Brokerage Corporation, CCO Investment Services Corp., Chase Investment Services Corp., Citigroup Global Markets Inc., Commerce Brokerage Services, Inc., Compass Brokerage, Inc., CUNA Brokerage Services, Inc., CUSO Financial Services, L.P., Edward Jones, Fidelity Investments Institutional Services Company, Inc., Fifth Third Securities, Inc., Financial Network Investment Corporation, First Command Financial Planning, Inc., FSC Securities Corporation, Genworth Financial Securities Corp., Hornor, Townsend & Kent, Inc., IFC Holdings Inc. D/B/A INVEST Financial Corporation, ING Financial Partners, Inc., Investment Centers of America, Inc., J.J.B. Hilliard, W.L. Lyons, Inc., John Hancock Distributors LLC, Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Financial Securities Corporation, Lincoln Investment Planning, Inc., LPL Financial Corporation, M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley & Co., Incorporated, Multi-Financial Securities Corporation, Mutual Service Corporation, NatCity Investments, Inc., National Planning Corporation, PFS Investments, Inc., PrimeVest Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets Corporation, Richard D. Schubert, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., SagePoint Financial, Inc., Securities America, Inc., Signator Investors, Inc., SII Investments, Inc., Sorrento Pacific Financial, LLC, SunTrust Investment Services, Inc., TFS Securities, Inc., The Investment Center, Inc., UBS Financial Services, Inc., UBS Global Asset Management (US) Inc., UnionBanc Investment Services, LLC, U.S. Bancorp Investments, Inc., UVEST Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Inc., WaMu Investments, Inc., Wells Fargo Investments, LLC.

Marketing support payments made to organizations located outside the U.S., with respect to investments in the Fund by non-U.S.
persons, may exceed the above-stated limitation.

TRANSACTION SUPPORT PAYMENTS. The types of payments that Distributors may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one-time payments for ancillary services such as setting up funds on a dealer's mutual fund trading system.

OTHER PAYMENTS. From time to time, Distributors, at its expense, may make additional payments to dealers that sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable Distributors to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, co-operative advertising, newsletters, and other dealer-sponsored events. These payments may vary depending upon the nature of the event, and can include travel expenses, such as lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting and due diligence trips.

Distributors routinely sponsors due diligence meetings for registered representatives during which they receive updates on various Franklin Templeton funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Franklin Templeton funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. Distributors makes payments for events it deems appropriate, subject to Distributors' guidelines and applicable law.

You should ask your dealer for information about any payments it receives from Distributors and any services provided.

III. For the Templeton Global Bond Fund, the following is added to the "Goal, Strategies and Risks - Investment in complex securities" section:

CREDIT-LINKED SECURITIES. The Fund may enter into credit-linked securities including debt securities represented by an interest in or collateralized by one or more corporate debt obligations, or into credit default swap agreements. The rules governing the tax aspects of credit-linked securities that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Fund intends to account for such transactions in a manner that it deems to be appropriate, the IRS might not accept such treatment, and may require the Fund to modify its treatment of these investments. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.